Non-current and current financial debts (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of financial debts
The below table summarizes current and non-current Financial debts outstanding as of December 31, 2019 and 2018.

($ millions)	2019	2018
Non-current financial debts
Facility B	793	—
Facility C	391	—
Local facilities (Japan)	55	—
Series 2026 notes	495	—
Series 2029 notes	991	—
Series 2049 notes	493	—
Revolving facility	—	—
Total non-current financial debts	3,218	—

Current financial debts
Local facilities:
Japan	115	—
All others	101	32
Other short-term financial debts	29	15
Derivatives	16	—
Total current financial debts	261	47
Total financial debts	3,479	47

Disclosure of maturity analysis for non-derivative financial liabilities [text block]	The contractual maturities of the undiscounted lease liabilities as of December 31, 2019, are as follows:

($ millions)	Lease liabilities undiscounted
Not later than one year	73
Between one and five years	176
Later than five years	200
Total lease liabilities undiscounted	449

($ millions)	Lease liabilities
Not later than one year	61
Between one and five years	140
Later than five years	140
Total lease liabilities	341
The following table provides details on the maturity of the contractual undiscounted cash flows for Alcon's borrowings as of December 31, 2019:

($ millions)	Nominal amount - Current and non-current financial debt	Derivatives	Total
Not later than one year	245	16	261
Between one and five years	1,247	—	1,247
Later than five years	2,000	—	2,000
Total cash flows	3,492	16	3,508
Unamortized debt discount and issuance costs	(29)	—	(29)
Total carrying value	3,463	16	3,479
The following table provides details on the maturity of the future contractual interest payments commitments:

($ millions)	Interest
Not later than one year	94
Between one and five years	336
Later than five years	653
Total cash flows	1,083